Document and Entity Information Document	12 Months Ended
Dec. 31, 2025
Document and Entity Information [Abstract]
Entity Registrant Name	ALAMOS GOLD INC.
Entity Central Index Key	0001178819
Document Type	40-F
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Incorporation, State or Country Code	Z4
Document Period End Date	Dec. 31, 2025